Other (Gains) Losses - Schedule of Other (Gains) Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Other Gainslosses
Foreign exchange (loss)/gain, net	$ 5,610		$ (6,250)		$ 3,872
Gain/(loss) on sale of property and equipment	(97)		2		(22)
Gain on available-for-sale financial assets	37				58
Impairment charge on available-for-sale financial assets (Refer note 17)			(2,436)
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	(5,988)	[1]	(3,562)	[1]
Mark to market gain/(loss) on derivative financial instrument measured at fair value through profit and loss account	(902)				10,297
(Loss) on settlement of derivative financial instruments			(586)
(Loss) on financial liability (convertible notes) measured at fair value through profit and loss account	(21,398)		(13,840)
(Loss) on deconsolidation of a subsidiary			(14,649)
Reversal of expected credit loss	20,698
Credit from Government of India	2,328
Other (Gains)/Losses	$ 288		$ (41,321)		$ 14,205

[1]	Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk.